UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Brent G. Smith

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31

Date of reporting period: 05/31/19

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2019 (unaudited), all dollars rounded to thousands (000 omitted)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >
U.S. Government Agency Debt - 44.4%
Federal Farm Credit Bank
2.410% (U.S. Federal Funds Effective Rate + 0.020%), 06/06/2019 Δ	$50,000	$50,000
2.318% (1 Month LIBOR USD - 0.135%), 06/13/2019 Δ	75,000	74,998
2.542%, 06/13/2019 ʘ	50,000	49,965
2.526%, 06/14/2019 ʘ	10,000	9,992
2.551%, 06/21/2019 ʘ	200,000	199,749
2.412% (1 Month LIBOR USD - 0.025%), 06/24/2019 Δ	35,000	35,000
2.360% (1 Month LIBOR USD - 0.070%), 06/25/2019 Δ	75,000	75,000
2.400% (U.S. Federal Funds Effective Rate + 0.010%), 06/26/2019 Δ	100,000	100,000
2.548%, 06/28/2019 ʘ	85,000	84,852
2.393% (1 Month LIBOR USD - 0.090%), 07/03/2019 Δ	100,000	99,999
2.614%, 07/08/2019 ʘ	100,000	99,750
2.363% (1 Month LIBOR USD - 0.090%), 07/12/2019 Δ	109,880	109,878
2.395% (U.S. Federal Funds Effective Rate + 0.005%), 07/12/2019 Δ	100,000	99,999
2.592%, 08/06/2019 ʘ	50,000	49,773
2.631% (1 Month LIBOR USD + 0.190%), 08/19/2019 Δ	75,000	75,040
2.677%, 08/22/2019 ʘ	30,000	29,825
2.388% (1 Month LIBOR USD - 0.065%), 09/12/2019 Δ	50,000	49,999
2.712%, 09/24/2019 ʘ	30,000	29,750
2.735%, 09/27/2019 ʘ	25,000	24,785
2.696%, 09/30/2019 ʘ	12,000	11,896
2.424% (3 Month LIBOR USD - 0.160%), 10/10/2019 Δ	115,000	114,999
2.380% (U.S. Federal Funds Effective Rate - 0.010%), 10/18/2019 Δ	50,000	49,999
2.749%, 11/04/2019 ʘ	70,000	69,197
2.755%, 11/06/2019 ʘ	50,000	49,419
2.555% (3 Month LIBOR USD + 0.020%), 11/12/2019 Δ	75,000	75,062
2.381% (1 Month LIBOR USD - 0.060%), 11/19/2019 Δ	225,000	224,991
2.480% (1 Month LIBOR USD + 0.050%), 01/27/2020 Δ	50,000	50,035
2.382% (1 Month LIBOR USD - 0.085%), 02/06/2020 Δ	25,750	25,740
2.430% (SOFR + 0.030%), 02/06/2020 Δ	40,000	40,000
2.501% (1 Month LIBOR USD + 0.050%), 02/10/2020 Δ	15,910	15,923
2.364% (3 Month U.S. Treasury Money Market Yield + 0.040%), 02/12/2020 Δ	50,000	49,997
2.374% (3 Month U.S. Treasury Money Market Yield + 0.050%), 02/19/2020 Δ	25,000	25,000
2.361% (1 Month LIBOR USD - 0.080%), 03/19/2020 Δ	44,000	44,000
2.385% (1 Month LIBOR USD - 0.045%), 03/23/2020 Δ	50,000	49,997
2.370% (1 Month LIBOR USD - 0.060%), 03/25/2020 Δ	50,000	50,000
2.350% (1 Month LIBOR USD - 0.080%), 03/27/2020 Δ	25,000	25,000
2.389% (3 Month U.S. Treasury Money Market Yield + 0.065%), 05/15/2020 Δ	50,000	50,005
2.303% (3 Month LIBOR USD - 0.220%), 05/22/2020 Δ	50,000	49,981
2.380% (1 Month LIBOR USD - 0.050%), 05/28/2020 Δ	75,000	75,000
2.378% (1 Month LIBOR USD - 0.050%), 05/29/2020 Δ	50,000	50,000
2.406% (1 Month LIBOR USD - 0.080%), 06/01/2020 Δ	222,550	222,528
2.432% (3 Month LIBOR USD - 0.170%), 06/24/2020 Δ	50,000	49,984
2.530% (U.S. Federal Funds Effective Rate + 0.140%), 07/13/2020 Δ	100,000	100,000
2.408% (1 Month LIBOR USD - 0.030%), 07/16/2020 Δ	101,000	100,997
2.431% (1 Month LIBOR USD - 0.010%), 07/20/2020 Δ	100,000	100,000
2.447% (1 Month LIBOR USD - 0.020%), 08/05/2020 Δ	75,000	74,994
2.369% (3 Month U.S. Treasury Money Market Yield + 0.045%), 08/17/2020 Δ	27,000	26,997
2.520% (U.S. Federal Funds Effective Rate + 0.130%), 08/17/2020 Δ	50,000	50,000
2.485% (3 Month LIBOR USD - 0.130%), 09/04/2020 Δ	50,000	50,000
2.515% (U.S. Federal Funds Effective Rate + 0.125%), 09/04/2020 Δ	50,000	50,000
2.501% (1 Month LIBOR USD + 0.050%), 09/10/2020 Δ	100,000	100,000
2.413% (1 Month LIBOR USD - 0.040%), 09/11/2020 Δ	50,000	50,000
2.430% (1 Month LIBOR USD + 0.000%), 09/25/2020 Δ	79,560	79,546
2.440% (1 Month LIBOR USD + 0.010%), 09/25/2020 Δ	125,000	124,988
2.461% (1 Month LIBOR USD + 0.020%), 10/19/2020 Δ	280,300	280,246
2.520% (U.S. Federal Funds Effective Rate + 0.130%), 10/23/2020 Δ	25,000	25,000
2.447% (3 Month LIBOR USD - 0.135%), 10/29/2020 Δ	50,000	49,996
2.394% (3 Month LIBOR USD - 0.130%), 11/16/2020 Δ	75,000	74,998
2.435% (1 Month LIBOR USD + 0.005%), 11/27/2020 Δ	200,000	199,989
2.404% (3 Month LIBOR USD - 0.120%), 11/30/2020 Δ	150,000	150,000
2.474% (1 Month LIBOR USD + 0.025%), 12/14/2020 Δ	50,000	49,997
2.495% (1 Month LIBOR USD + 0.065%), 12/28/2020 Δ	100,000	99,999
2.497% (3 Month LIBOR USD - 0.100%), 12/28/2020 Δ	65,000	65,000
2.433% (1 Month LIBOR USD + 0.005%), 12/29/2020 Δ	125,000	125,000
2.478% (1 Month LIBOR USD + 0.025%), 01/13/2021 Δ	100,000	99,990
2.500% (1 Month LIBOR USD + 0.060%), 01/15/2021 Δ	50,000	50,000
2.505% (SOFR + 0.105%), 01/15/2021 Δ	40,000	40,000
2.470% (1 Month LIBOR USD + 0.040%), 01/28/2021 Δ	100,000	100,000
2.454% (3 Month U.S. Treasury Money Market Yield + 0.130%), 02/08/2021 Δ	125,000	124,989
2.488% (1 Month LIBOR USD + 0.035%), 02/11/2021 Δ	125,000	125,000
2.510% (U.S. Federal Funds Effective Rate + 0.120%), 02/22/2021 Δ	45,000	45,000
2.531% (1 Month LIBOR USD + 0.045%), 03/01/2021 Δ	146,400	146,399
2.520% (SOFR + 0.120%), 03/18/2021 Δ	25,000	25,000
2.483% (1 Month LIBOR USD + 0.045%), 04/16/2021 Δ	75,000	75,000
2.451% (1 Month LIBOR USD + 0.010%), 04/19/2021 Δ	46,100	46,070
2.500% (SOFR + 0.100%), 05/07/2021 Δ	23,000	23,000
2.488% (1 Month LIBOR USD + 0.035%), 05/13/2021 Δ	225,000	224,998
2.464% (3 Month U.S. Treasury Money Market Yield + 0.140%), 05/28/2021 Δ	25,000	25,000
2.500% (U.S. Federal Funds Effective Rate + 0.110%), 05/28/2021 Δ	25,000	25,000
2.477% (1 Month LIBOR USD + 0.040%), 06/03/2021 Δ«	90,000	90,000
2.490% (FCPR DLY - 3.010%), 06/07/2021 Δ«	175,000	175,000

Federal Home Loan Bank
2.250%, 06/03/2019 ʘ	55,000	55,000
2.433%, 06/05/2019 ʘ	45,900	45,894
2.435%, 06/07/2019 ʘ	32,500	32,491
2.444%, 06/10/2019 ʘ	100,000	99,953
2.420%, 06/11/2019	100,000	100,000
2.436%, 06/12/2019 ʘ	100,000	99,939
2.542%, 06/13/2019 ʘ	4,500	4,497
2.324% (1 Month LIBOR USD - 0.125%), 06/14/2019 Δ	75,000	75,000
2.434%, 06/14/2019 ʘ	50,000	49,963
2.445%, 06/17/2019 ʘ	110,350	110,246
2.437%, 06/19/2019 ʘ	200,000	199,785
2.440% (SOFR + 0.040%), 06/21/2019 Δ	182,000	182,000
2.445%, 06/21/2019 ʘ	561,029	560,347
2.388%, 06/26/2019 ʘ	175,000	174,734
2.350% (1 Month LIBOR USD - 0.080%), 06/28/2019 Δ	100,000	100,000
2.401%, 07/05/2019 ʘ	219,000	218,534
2.377% (1 Month LIBOR USD - 0.090%), 07/08/2019 Δ	93,000	93,000
2.405%, 07/11/2019 ʘ	100,000	99,748
2.445%, 07/15/2019 ʘ	147,419	147,002
2.348% (1 Month LIBOR USD - 0.090%), 07/16/2019 Δ	50,000	50,000
2.362% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	200,000	200,000
2.362% (1 Month LIBOR USD - 0.070%), 07/17/2019 Δ	50,000	50,000
2.409%, 07/17/2019 ʘ	400,000	398,830
2.371% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	50,000	50,000
2.371% (1 Month LIBOR USD - 0.070%), 07/19/2019 Δ	75,000	74,999
2.385%, 07/19/2019 ʘ	250,000	249,242
2.346% (1 Month LIBOR USD - 0.090%), 07/22/2019 Δ	80,000	80,000
2.360% (1 Month LIBOR USD - 0.070%), 07/26/2019 Δ	50,000	50,000
2.423%, 07/26/2019 ʘ	550,000	548,050
2.407%, 07/30/2019 ʘ	175,000	174,338
2.429%, 07/31/2019 ʘ	550,000	547,861
2.407%, 08/01/2019 ʘ	94,327	93,958
2.425%, 08/02/2019 ʘ	409,000	407,357
2.405%, 08/07/2019 ʘ	179,857	179,081
2.407% (1 Month LIBOR USD - 0.060%), 08/07/2019 Δ	100,000	100,000
2.399%, 08/09/2019 ʘ	44,400	44,203
2.389% (1 Month LIBOR USD - 0.060%), 08/14/2019 Δ	100,000	100,000
2.427%, 08/15/2019 ʘ	100,000	99,511
2.386%, 08/16/2019 ʘ	218,000	216,937
2.381% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
2.381% (1 Month LIBOR USD - 0.060%), 08/19/2019 Δ	50,000	50,000
2.389%, 08/21/2019 ʘ	190,000	189,011
2.362%, 08/23/2019 ʘ	96,325	95,816
2.390% (1 Month LIBOR USD - 0.040%), 08/26/2019 Δ	150,000	150,000
2.420% (SOFR + 0.020%), 08/27/2019 Δ	199,000	199,000
2.359%, 08/28/2019 ʘ	49,500	49,223
2.370% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	50,000	50,000
2.370% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
2.370% (1 Month LIBOR USD - 0.060%), 08/28/2019 Δ	75,000	75,000
2.362%, 08/30/2019 ʘ	250,000	248,565
2.410% (SOFR + 0.010%), 08/30/2019 Δ	100,000	100,000
2.403% (1 Month LIBOR USD - 0.060%), 09/09/2019 Δ	75,000	75,000
2.460% (SOFR + 0.060%), 09/10/2019 Δ	50,000	50,000
2.393% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	75,000	75,000
2.393% (1 Month LIBOR USD - 0.060%), 09/11/2019 Δ	25,000	25,000
2.378% (1 Month LIBOR USD - 0.060%), 09/16/2019 Δ	75,000	75,000
2.425% (SOFR + 0.025%), 09/20/2019 Δ	120,000	120,000
2.370% (1 Month LIBOR USD - 0.060%), 09/25/2019 Δ	50,000	50,000
2.329% (3 Month LIBOR USD - 0.260%), 10/07/2019 Δ	150,000	149,952
2.417% (1 Month LIBOR USD - 0.050%), 10/07/2019 Δ	50,000	50,000
2.413% (1 Month LIBOR USD - 0.050%), 10/09/2019 Δ	100,000	100,000
2.430% (SOFR + 0.030%), 10/09/2019 Δ	173,000	173,000

2.362% (1 Month LIBOR USD - 0.070%), 10/17/2019 Δ	100,000	100,000
2.397% (1 Month LIBOR USD - 0.070%), 11/08/2019 Δ	100,000	100,000
2.404%, 11/13/2019 ʘ	25,000	24,731
2.465% (SOFR + 0.065%), 11/15/2019 Δ	95,000	95,000
2.317%, 11/20/2019 ʘ	14,900	14,736
2.192%, 11/27/2019 ʘ	232,061	229,399
2.431% (1 Month LIBOR USD - 0.050%), 12/02/2019 Δ	50,000	50,000
2.417% (1 Month LIBOR USD - 0.050%), 12/06/2019 Δ	150,000	150,020
2.430% (SOFR + 0.030%), 12/06/2019 Δ	135,000	135,000
2.403% (1 Month LIBOR USD - 0.050%), 12/12/2019 Δ	25,000	25,000
2.403% (1 Month LIBOR USD - 0.050%), 12/13/2019 Δ	50,000	50,000
2.391% (1 Month LIBOR USD - 0.050%), 12/18/2019 Δ	50,000	50,000
2.550%, 12/19/2019	100,000	100,000
2.365% (1 Month LIBOR USD - 0.065%), 12/26/2019 Δ	80,000	79,977
2.402% (1 Month LIBOR USD - 0.065%), 01/06/2020 Δ	50,000	50,000
2.402% (1 Month LIBOR USD - 0.065%), 01/08/2020 Δ	50,000	50,000
2.402% (1 Month LIBOR USD - 0.065%), 01/08/2020 Δ	30,000	30,000
2.386% (1 Month LIBOR USD - 0.065%), 01/10/2020 Δ	50,000	50,000
2.388% (1 Month LIBOR USD - 0.065%), 01/13/2020 Δ	50,000	50,000
2.438% (3 Month LIBOR USD - 0.150%), 01/17/2020 Δ	50,000	50,000
2.438% (3 Month LIBOR USD - 0.150%), 01/17/2020 Δ	50,000	50,000
2.450% (SOFR + 0.050%), 01/17/2020 Δ	70,000	70,000
2.442% (3 Month LIBOR USD - 0.150%), 01/22/2020 Δ	50,000	50,000
2.365% (1 Month LIBOR USD - 0.065%), 01/23/2020 Δ	94,750	94,749
2.365% (1 Month LIBOR USD - 0.065%), 01/28/2020 Δ	196,500	196,505
2.365% (1 Month LIBOR USD - 0.065%), 01/28/2020 Δ	25,000	25,000
2.427% (3 Month LIBOR USD - 0.155%), 01/29/2020 Δ	50,000	50,000
2.432% (3 Month U.S. Treasury Money Market Yield + 0.070%), 01/29/2020 Δ	100,000	100,007
2.387% (1 Month LIBOR USD - 0.080%), 02/07/2020 Δ	100,000	100,000
2.325% (3 Month LIBOR USD - 0.220%), 02/10/2020 Δ	50,000	50,000
2.388% (1 Month LIBOR USD - 0.065%), 02/12/2020 Δ	25,000	25,000
2.320% (3 Month LIBOR USD - 0.200%), 02/18/2020 Δ	50,000	50,000
2.381% (1 Month LIBOR USD - 0.060%), 02/20/2020 Δ	50,000	50,000
2.420% (SOFR + 0.020%), 02/21/2020 Δ	129,000	129,000
2.435% (SOFR + 0.035%), 02/21/2020 Δ	97,500	97,500
2.377% (1 Month LIBOR USD - 0.060%), 02/24/2020 Δ	50,000	49,998
2.580%, 03/20/2020	34,440	34,447
2.409% (1 Month LIBOR USD - 0.020%), 03/27/2020 Δ	100,000	100,000
2.550%, 04/03/2020	100,000	100,000
2.427% (1 Month LIBOR USD - 0.040%), 04/06/2020 Δ	100,000	100,000
2.338% (3 Month LIBOR USD - 0.250%), 04/17/2020 Δ	50,000	50,000
2.392% (1 Month LIBOR USD - 0.040%), 04/17/2020 Δ	50,000	50,000
2.510%, 05/28/2020	100,000	100,000
2.510% (SOFR + 0.110%), 06/10/2020 Δ	150,000	150,000
2.397% (3 Month LIBOR USD - 0.210%), 06/22/2020 Δ	50,000	50,000
2.475% (SOFR + 0.075%), 07/24/2020 Δ	30,000	30,000
2.440% (SOFR + 0.040%), 08/25/2020 Δ «	64,000	64,000
2.505% (SOFR + 0.105%), 10/01/2020 Δ	55,000	55,000
2.430% (1 Month LIBOR USD + 0.000%), 10/26/2020 Δ	50,000	50,000
2.449% (1 Month LIBOR USD + 0.000%), 11/16/2020 Δ	75,000	75,000
2.475% (3 Month LIBOR USD - 0.105%), 01/25/2021 Δ	50,000	50,000
2.515% (SOFR + 0.115%), 03/12/2021 Δ	97,000	97,000
Federal Home Loan Mortgage Corporation
2.430% (SOFR + 0.030%), 06/19/2019 Δ	240,000	240,000
1.375%, 08/15/2019	15,395	15,355
1.250%, 10/02/2019	148,114	147,409
2.410% (SOFR + 0.010%), 11/01/2019 Δ	100,000	100,000
1.350%, 11/26/2019	25,000	25,000
2.550%, 05/01/2020	150,000	150,000
2.500%, 05/22/2020	75,000	75,000
2.530%, 05/29/2020	175,000	175,000
2.430% (SOFR + 0.030%), 08/21/2020 Δ	100,000	100,000
2.520% (SOFR + 0.030%), 09/08/2020 Δ «	50,000	50,000
Federal National Mortgage Association
2.560% (SOFR + 0.160%), 01/30/2020 Δ	127,103	127,158
2.500% (SOFR + 0.100%), 04/30/2020 Δ	80,000	80,007
2.460% (SOFR + 0.060%), 07/30/2020 Δ	40,000	40,000
2.475% (SOFR + 0.075%), 10/30/2020 Δ	67,000	67,000
Total U.S. Government Agency Debt
(Cost $19,941,365)		19,941,365

U.S. Treasury Debt - 1.3%
U.S. Treasury Notes
1.375%, 07/31/2019	35,000	34,939
2.439% (3 Month U.S. Treasury Money Market Yield + 0.115%), 01/31/2021 Δ	565,000	564,599
Total U.S. Treasury Debt
(Cost $599,538)		599,538

Investment Companies Ω - 1.9%	SHARES
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class,	275,000,000	275,000
2.288%
Deutsche Government Money Market Series Fund, Institutional Class,	125,000,000	125,000
2.363%
Goldman Sachs Financial Square, Institutional Class,	200,000,000	200,000
2.306%
Invesco Government & Agency Portfolio, Institutional Class,	250,000,000	250,000
2.304%
Total Investment Companies
(Cost $850,000)		850,000

U.S. Government Agency Repurchase Agreements - 11.0%
Bank of America Securities Inc.	PAR
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $150,031 (collateralized by various government agency obligations: Total market value $153,000)	$150,000	150,000
BNP Paribas SA
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $100,021 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
Fixed Income Clearing Corp
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $2,525,524 (collateralized by various government agency obligations: Total market value $2,575,501)	2,525,000	2,525,000
HSBC Securities (USA) Inc.
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $1,000,208 (collateralized by various government agency obligations: Total market value $1,020,212)	1,000,000	1,000,000
RBC Dominion Securities Inc.
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $100,021 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
2.400%, dated 05/20/2019, matures 06/20/2019, repurchase price $951,963 (collateralized by various government agency obligations: Total market value $969,000)	950,000	950,000
Societe Generale SA
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $125,026 (collateralized by various government agency obligations: Total market value $127,500)	125,000	125,000
Total U.S. Government Agency Repurchase Agreements
(Cost $4,950,000)		4,950,000

U.S. Treasury Repurchase Agreements - 42.9%
Bank of Montreal
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $100,021 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Nova Scotia
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $657,250 (collateralized by U.S. Treasury obligations: Total market value $670,257)	657,115	657,115
Barclays Capital Inc.
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $250,052 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
BNP Paribas SA
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $200,041 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.500%, dated 05/31/2019, matures 06/03/2019, repurchase price $600,125 (collateralized by U.S. Treasury obligations: Total market value $612,594)	600,000	600,000
2.420%, dated 05/06/2019, matures 06/06/2019, repurchase price $501,042 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000
2.400%, dated 05/13/2019, matures 06/13/2019, repurchase price $851,757 (collateralized by U.S. Treasury obligations: Total market value $867,000)	850,000	850,000
2.420%, dated 05/08/2019, matures 07/08/2019, repurchase price $1,204,921 (collateralized by U.S. Treasury obligations: Total market value $1,224,000)	1,200,000	1,200,000
2.450%, dated 04/25/2019, matures 07/25/2019, repurchase price $201,239 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.450%, dated 04/22/2019, matures 07/22/2019, repurchase price $804,954 (collateralized by U.S. Treasury obligations: Total market value $816,000)	800,000	800,000
Credit Agricole Corporate & Investment Bank
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $744,057 (collateralized by U.S. Treasury obligations: Total market value $758,781)	743,903	743,903
2.370%, dated 05/22/2019, matures 06/05/2019, repurchase price $225,207 (collateralized by U.S. Treasury obligations: Total market value $229,500)	225,000	225,000
2.420%, dated 04/12/2019, matures 06/12/2019, repurchase price $150,615 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.430%, dated 05/08/2019, matures 07/09/2019, repurchase price $753,139 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
2.430%, dated 04/10/2019, matures 07/10/2019, repurchase price $201,229 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.440%, dated 05/06/2019, matures 07/08/2019, repurchase price $502,135 (collateralized by U.S. Treasury obligations: Total market value $510,000)	500,000	500,000

Fixed Income Clearing Corp
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $1,875,389 (collateralized by U.S. Treasury obligations: Total market value $1,912,500)	1,875,000	1,875,000
Goldman Sachs & Co. LLC
2.460%, dated 05/31/2019, matures 06/03/2019, repurchase price $100,021 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
HSBC Securities (USA) Inc.
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $545,113 (collateralized by U.S. Treasury obligations: Total market value $556,015)	545,000	545,000
2.400%, dated 05/28/2019, matures 06/04/2019, repurchase price $700,327 (collateralized by U.S. Treasury obligations: Total market value $714,286)	700,000	700,000
2.470%, dated 05/30/2019, matures 06/06/2019, repurchase price $625,300 (collateralized by U.S. Treasury obligations: Total market value $637,675)	625,000	625,000
ING Financial Markets LLC
2.400%, dated 05/28/2019, matures 06/04/2019, repurchase price $150,070 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.380%, dated 05/22/2019, matures 06/05/2019, repurchase price $150,139 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
2.410%, dated 05/20/2019, matures 06/20/2019, repurchase price $100,208 (collateralized by U.S. Treasury obligations: Total market value $102,000) ∞	100,000	100,000
JP Morgan Securities, LLC
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $500,103 (collateralized by U.S. Treasury obligations: Total market value $510,105)	500,000	500,000
2.410% (SOFR + 0.010%), dated 05/31/2019, matures 06/30/2019, repurchase price $325,653 (collateralized by U.S. Treasury obligations: Total market value $331,589) Δ	325,000	325,000
Mizuho Securities (USA) LLC
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $750,155 (collateralized by U.S. Treasury obligations: Total market value $765,000)	750,000	750,000
RBC Dominion Securities Inc.
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $1,100,227 (collateralized by U.S. Treasury obligations: Total market value $1,122,000)	1,100,000	1,100,000
2.430%, dated 04/10/2019, matures 07/10/2019, repurchase price $603,686 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
2.390%, dated 05/24/2019, matures 07/24/2019, repurchase price $301,215 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Societe Generale SA
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $400,083 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
2.390% (OBFR + 0.020%), dated 05/31/2019, matures 06/07/2019, repurchase price $750,349 (collateralized by U.S. Treasury obligations: Total market value $765,000) Δ	750,000	750,000
2.390% (OBFR + 0.020%), dated 05/31/2019, matures 06/07/2019, repurchase price $1,500,697 (collateralized by U.S. Treasury obligations: Total market value $1,530,000) Δ	1,500,000	1,500,000
Societe Generale/NY
2.420%, dated 05/16/2019, matures 06/17/2019, repurchase price $350,753 (collateralized by U.S. Treasury obligations: Total market value $357,000) ∞	350,000	350,000
TD Securities (USA) LLC
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $550,114 (collateralized by U.S. Treasury obligations: Total market value $561,000)	550,000	550,000
Total U.S. Treasury Repurchase Agreements
(Cost $19,296,018)		19,296,018

Total Investments - 101.5%
(Cost $45,636,921)		$45,636,921
Other Assets and Liabilities, Net - (1.5)%		(670,204)
Total Net Assets - 100.0%		$44,966,717

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2019.

«	Security purchased on a when-issued basis. On May 31, 2019, the total cost of investments purchased or a when-issued basis was $379,000 or 0.8% of total net assets.

Ω	The rate shown is the annualized seven-day yield as of May 31, 2019.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2019, the value of these investments was $450,000 or 1.0% of total net assets.

Investment Abbreviations:
FCPR DLY-	Federal Reserve Bank Prime Loan Rate
LIBOR -	London Interbank Offered Rate
OBFR -	Overnight Bank Funding Rate
SOFR -	Secured Overnight Financing Rate
USD -	U.S. Dollar

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2019, the fund's investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
U.S. Government Agency Debt	$—	$19,941,365	$—	$19,941,365
U.S. Treasury Repurchase Agreements	—	19,296,018	—	19,296,018
U.S. Government Agency Repurchase Agreements	—	4,950,000	—	4,950,000
U.S. Treasury Debt	—	599,538	—	599,538
Investment Companies	850,000	—	—	850,000
Total Investments	$850,000	$44,786,921	$—	$45,636,921

During the nine-month period ended May 31, 2019, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Government Agency	$4,000,000	$950,000	$—	$4,950,000
U.S. Treasury	8,371,018	6,375,000	4,550,000	19,296,018
Total Borrowings	$12,371,018	$7,325,000	$4,550,000	$24,246,018

Schedule of Investments May 31, 2019 (unaudited), all dollars rounded to thousands (000 omitted)

Institutional Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 24.5%
Banco del Estado de Chile/NY
2.550%, 06/07/2019	$5,000	$5,000
2.706% (1 Month LIBOR USD + 0.270%), 07/22/2019 Δ	1,000	1,000
2.570% (1 Month LIBOR USD + 0.140%), 10/23/2019 Δ	7,000	7,001
2.576% (1 Month LIBOR USD + 0.140%), 11/22/2019 Δ	4,000	4,000
Bank of Montreal/Chicago
2.637% (1 Month LIBOR USD + 0.170%), 06/05/2019 Δ	5,000	5,000
2.740% (1 Month LIBOR USD + 0.310%), 06/26/2019 Δ	5,000	5,001
2.640% (1 Month LIBOR USD + 0.160%), 03/02/2020 Δ	5,000	5,001
2.653% (1 Month LIBOR USD + 0.170%), 04/03/2020 Δ	5,000	5,000
Bank of Nova Scotia/Houston
2.860% (U.S. Federal Funds Effective Rate + 0.470%), 12/12/2019 Δ	1,500	1,502
2.821% (3 Month LIBOR USD + 0.220%), 12/30/2019 Δ	2,500	2,503
2.570% (1 Month LIBOR USD + 0.140%), 01/27/2020 Δ	7,000	7,000
Banque Nationale de Paris/Chicago
2.587% (1 Month LIBOR USD + 0.120%), 09/09/2019 Δ	5,000	5,001
2.587% (1 Month LIBOR USD + 0.120%), 10/04/2019 Δ	4,000	4,000
Canadian Imperial Bank of Commerce/NY
2.797% (1 Month LIBOR USD + 0.330%), 08/05/2019 Δ	6,000	6,002
2.840% (1 Month LIBOR USD + 0.410%), 12/27/2019 Δ	3,000	3,005
2.577% (1 Month LIBOR USD + 0.140%), 01/24/2020 Δ	2,000	2,000
Commonwealth Bank of Australia/NY
2.757% (1 Month LIBOR USD + 0.290%), 06/07/2019 Δ	6,000	6,001
2.550% (1 Month LIBOR USD + 0.110%), 08/15/2019 Δ	5,000	5,000
2.787% (1 Month LIBOR USD + 0.320%), 10/04/2019 Δ	10,000	10,008
2.577% (1 Month LIBOR USD + 0.110%), 10/08/2019 Δ	2,000	2,000
Cooperatieve Rabobank UA/NY
2.623% (1 Month LIBOR USD + 0.140%), 09/03/2019 Δ	6,100	6,101
2.587% (1 Month LIBOR USD + 0.120%), 12/05/2019 Δ	4,000	4,001
Credit Agricole Corporate & Investment Bank/NY
2.597% (1 Month LIBOR USD + 0.130%), 11/07/2019 Δ	7,000	7,001
Credit Suisse/NY
2.850% (SOFR + 0.450%), 07/12/2019 Δ	3,000	3,001
2.600% (SOFR + 0.200%), 10/04/2019 Δ	5,000	5,001
HSBC Bank USA NA
2.682% (3 Month LIBOR USD + 0.080%), 06/24/2019 Δ	4,000	4,000
2.550% (1 Month LIBOR USD + 0.120%), 10/28/2019 Δ	6,000	6,001
Lloyds Bank Corp Markets/NY
2.617% (1 Month LIBOR USD + 0.150%), 09/05/2019 Δ	5,000	5,001
2.601% (1 Month LIBOR USD + 0.150%), 10/10/2019 Δ	5,000	5,001
Mitsubishi UFJ Trust & Banking Corp/NY
2.763% (1 Month LIBOR USD + 0.310%), 06/11/2019 Δ	5,000	5,000
2.603% (1 Month LIBOR USD + 0.150%), 09/11/2019 Δ	3,000	3,001
2.587% (1 Month LIBOR USD + 0.120%), 11/07/2019 Δ	2,000	2,000
Mizuho Bank Ltd/NY
2.813% (1 Month LIBOR USD + 0.330%), 06/03/2019 Δ	4,000	4,000
2.638% (1 Month LIBOR USD + 0.210%), 07/29/2019 Δ	5,000	5,001
2.590% (1 Month LIBOR USD + 0.160%), 08/27/2019 Δ	4,000	4,001
2.600% (1 Month LIBOR USD + 0.120%), 10/02/2019 Δ	2,000	2,000
2.557% (1 Month LIBOR USD + 0.120%), 11/25/2019 Δ	8,000	8,000
MUFG Bank Ltd/NY
2.657% (1 Month LIBOR USD + 0.220%), 07/24/2019 Δ	5,000	5,002
Natixis/NY
2.717% (3 Month LIBOR USD + 0.120%), 06/12/2019 Δ	5,000	5,000
Nordea Bank AB/NY
2.623% (1 Month LIBOR USD + 0.170%), 06/13/2019 Δ	4,000	4,000
2.520% (1 Month LIBOR USD + 0.090%), 08/27/2019 Δ	5,000	5,001
Royal Bank of Canada/NY
2.662% (3 Month LIBOR USD + 0.060%), 06/24/2019 Δ	8,000	8,000
2.670% (U.S. Federal Funds Effective Rate + 0.280%), 04/24/2020 Δ	5,000	5,001
2.590% (1 Month LIBOR USD + 0.160%), 05/22/2020 Δ	5,000	5,000
State Street Bank & Trust
2.567% (1 Month LIBOR USD + 0.100%), 10/07/2019 Δ	5,000	5,000
Sumitomo Mitsui Banking Corp/NY
3.058% (3 Month LIBOR USD + 0.460%), 06/05/2019 Δ	2,000	2,000
2.646% (1 Month LIBOR USD + 0.160%), 08/01/2019 Δ	5,000	5,001
2.637% (1 Month LIBOR USD + 0.170%), 08/07/2019 Δ	3,000	3,001
2.583% (1 Month LIBOR USD + 0.130%), 10/11/2019 Δ	2,000	2,000
Sumitomo Mitsui Trust/NY
2.813% (1 Month LIBOR USD + 0.330%), 07/03/2019 Δ	8,000	8,003
2.721% (1 Month LIBOR USD + 0.270%), 07/10/2019 Δ	4,000	4,001
2.550% (1 Month LIBOR USD + 0.120%), 10/23/2019 Δ	10,000	10,000
Svenska Handelsbanken/NY
2.550% (1 Month LIBOR USD + 0.120%), 11/27/2019 Δ	7,000	7,001
2.835% (3 Month LIBOR USD + 0.210%), 12/19/2019 Δ	3,000	3,003
2.598% (1 Month LIBOR USD + 0.160%), 05/18/2020 Δ	5,000	5,000
Swedbank/NY
2.617% (1 Month LIBOR USD + 0.180%), 07/24/2019 Δ	5,000	5,001
2.649% (3 Month LIBOR USD + 0.000%), 10/01/2019 Δ	5,000	4,999

Toronto Dominion Bank/NY
2.570%, 07/22/2019	5,000	5,001
2.736% (1 Month LIBOR USD + 0.300%), 07/22/2019 Δ	5,000	5,001
UBS AG of Stamford, CT
2.569% (1 Month LIBOR USD + 0.120%), 08/14/2019 Δ	6,000	6,000
Wells Fargo Bank NA
2.663% (1 Month LIBOR USD + 0.180%), 07/10/2019 Δ	10,000	10,001
2.647% (1 Month LIBOR USD + 0.180%), 04/08/2020 Δ	8,000	8,001
Westpac Banking Corp/NY
2.670% (U.S. Federal Funds Effective Rate + 0.280%), 02/21/2020 Δ	5,000	5,002
Total Certificates of Deposit
(Cost $309,105)		309,156

Asset Backed Commercial Paper - 18.2%
Alpine Securitization LLC
2.620%, 07/08/2019 ■	5,000	5,001
2.524%, 07/31/2019 ■	3,000	2,987
Atlantic Asset Securitization LLC
3.015%, 06/12/2019 ■	3,000	2,998
CAFCO LLC
2.984%, 06/17/2019 ■	5,000	4,994
2.532%, 11/12/2019 ■	10,000	9,883
Chariot Funding LLC
3.026%, 06/10/2019 ■	2,000	1,999
2.435%, 06/20/2019 ■	5,000	4,993
2.594%, 07/12/2019 ■	2,000	1,994
2.577% (1 Month LIBOR USD + 0.110%), 09/05/2019 Δ ■	5,000	5,000
2.640% (1 Month LIBOR USD + 0.210%), 09/26/2019 Δ ■	7,000	7,003
2.601%, 10/07/2019 ■	2,000	1,982
Fairway Finance Corp
2.580% (1 Month LIBOR USD + 0.100%), 10/02/2019 Δ ■	10,000	10,001
2.577% (1 Month LIBOR USD + 0.110%), 12/09/2019 Δ ■	5,000	5,000
Kells Funding LLC
2.528%, 06/05/2019	10,000	9,997
2.556%, 06/27/2019	10,000	9,982
2.506%, 08/21/2019	2,000	1,988
2.540%, 08/28/2019	15,000	14,907
2.552%, 09/03/2019	4,000	3,973
Liberty Street Funding LLC
2.556%, 06/10/2019 ■	5,000	4,997
2.556%, 06/17/2019 ■	10,000	9,988
2.511%, 07/09/2019 ■	2,430	2,423
Longship Funding LLC
2.552%, 07/01/2019 ■	10,000	9,978
2.547%, 08/12/2019 ■	5,000	4,973
2.539%, 08/21/2019 ■	13,500	13,417
Manhattan Asset Funding Co
2.422%, 06/05/2019 ■	10,000	9,996
2.457%, 07/09/2019 ■	8,000	7,979
2.484%, 08/20/2019 ■	5,000	4,972
Nieuw Amsterdam Recievables
2.563%, 06/04/2019 ■	13,500	13,496
2.491%, 07/17/2019 ■	10,000	9,968
2.492%, 08/01/2019 ■	2,000	1,991
Old Line Funding LLC
2.720% (1 Month LIBOR USD + 0.280%), 07/15/2019 Δ ■	5,000	5,000
2.591% (1 Month LIBOR USD + 0.150%), 08/19/2019 Δ ■	5,000	5,000
2.603% (1 Month LIBOR USD + 0.120%), 11/08/2019 Δ ■	11,000	11,001
Starbird Funding Corp
3.015%, 06/03/2019 ■	5,000	4,999
Thunder Bay Funding LLC
2.720% (1 Month LIBOR USD + 0.280%), 07/15/2019 Δ ■	5,000	5,002
Total Asset Backed Commercial Paper
(Cost $229,897)		229,862

Non-Negotiable Time Deposits - 15.1%
Canadian Imperial Bank of Commerce - Georgetown, Cayman Islands Branch
2.330%, 06/03/2019	45,000	45,000
Credit Agricole Corporate and Investment Bank, New York Branch
2.340%, 06/03/2019	50,000	50,000
DNB Bank ASA, Cayman Islands Branch
2.310%, 06/03/2019	45,000	45,000
Natixis SA, Cayman Islands Branch
2.350%, 06/03/2019	50,000	50,000
Total Non-Negotiable Time Deposits
(Cost $190,000)		190,000

Financial Company Commercial Paper - 14.9%
ANZ New Zealand International Ltd
2.609% (1 Month LIBOR USD + 0.160%), 11/14/2019 Δ ■	8,000	8,002
2.616% (3 Month LIBOR USD + 0.040%), 02/03/2020 Δ ■	2,000	2,000
Banco del Estado de Chile/NY
2.710%, 07/08/2019 ■	7,000	6,982
Bank of Nova Scotia

2.767% (1 Month LIBOR USD + 0.300%), 10/04/2019 Δ ■	5,000	5,004
BNZ International Funding Ltd
2.690% (1 Month LIBOR USD + 0.250%), 10/15/2019 Δ ■	3,500	3,502
CA Imperial Bank of Commerce
2.580% (1 Month LIBOR USD + 0.150%), 02/27/2020 Δ ■	5,000	5,000
HSBC Bank PLC
2.577% (1 Month LIBOR USD + 0.110%), 09/06/2019 Δ ■	9,000	9,001
HSBC USA Inc
2.650% (1 Month LIBOR USD + 0.170%), 02/03/2020 Δ ■	10,000	10,001
JP Morgan Securities, LLC
2.577% (1 Month LIBOR USD + 0.140%), 01/24/2020 Δ	10,000	10,000
Lloyds Bank PLC
2.912%, 06/04/2019	5,000	4,999
2.726% (3 Month LIBOR USD + 0.130%), 07/03/2019 Δ	4,000	4,000
MUFG Bank LTD/NY
2.506%, 10/28/2019	7,000	6,927
National Australia Bank Ltd
2.650% (1 Month LIBOR USD + 0.170%), 04/02/2020 Δ ■	7,000	7,000
2.621% (1 Month LIBOR USD + 0.170%), 05/08/2020 Δ ■	5,000	5,000
National Rural Utilities
2.401%, 06/05/2019	13,000	12,996
2.402%, 06/10/2019	25,000	24,983
Ontario Teachers' Finance Trust
2.895%, 06/03/2019 ■	7,475	7,473
2.910%, 06/25/2019 ■	5,000	4,992
2.706%, 09/24/2019 ■	7,500	7,440
Suncorp Metway Ltd
2.623%, 07/01/2019 ■	7,000	6,985
2.566%, 07/08/2019 ■	8,300	8,277
2.628%, 11/18/2019 ■	4,000	3,949
2.563%, 11/20/2019 ■	5,000	4,935
Toronto Dominion Bank
2.583% (1 Month LIBOR USD + 0.130%), 12/12/2019 Δ ■	10,000	10,001
UBS AG London
2.578% (1 Month LIBOR USD + 0.140%), 11/18/2019 Δ ■	5,000	5,000
Westpac Banking Corp
2.651% (1 Month LIBOR USD + 0.210%), 09/19/2019 Δ ■	4,000	4,002
Total Financial Company Commercial Paper
(Cost $188,459)		188,451

Other Instruments - 2.9%
Australia & New Zealand Banking Group/NY
2.250%, 06/13/2019	2,250	2,250
Bank of America NA
2.581% (1 Month LIBOR USD + 0.130%), 01/10/2020 Δ	10,000	10,003
Bank of Nova Scotia
2.050%, 06/05/2019	2,268	2,268
ING Bank NV
1.650%, 08/15/2019 ■	3,000	2,994
Macquarie Bank Ltd
2.600%, 06/24/2019 ■	2,700	2,700
2.400%, 01/21/2020 ■	1,000	999
Microsoft Corp
1.100%, 08/08/2019	3,575	3,566
Svenska Handelsbanken AB
2.250%, 06/17/2019	1,000	1,000
Toronto-Dominion Bank
2.125%, 07/02/2019	758	758
UBS AG of Stamford, CT
2.375%, 08/14/2019	8,000	7,996
Wells Fargo Bank NA
3.258% (3 Month LIBOR USD + 0.650%), 12/06/2019 Δ	2,600	2,608
Total Other Instruments
(Cost $37,136)		37,142

Non-Financial Company Commercial Paper - 2.9%
Total Capital Canada Ltd
2.476%, 08/28/2019 ■	10,000	9,939
Toyota Credit Canada Inc
2.670% (1 Month LIBOR USD + 0.230%), 07/10/2019 Δ	5,000	5,001
2.607% (1 Month LIBOR USD + 0.140%), 11/29/2019 Δ	10,000	10,002
Toyota Motor Finance Netherlands BV
2.590%, 02/25/2020 «	6,000	6,000

Walmart Inc
2.412%, 06/03/2019 ■	5,635	5,634
Total Non-Financial Company Commercial Paper
(Cost $36,576)		36,576

Variable Rate Demand Notes # - 1.1%
Broward County, Florida, Embraer Aircraft Holding Inc Project, Series 2007B (LOC: Citibank)
2.420%, 04/01/2035	5,500	5,500
Massachusetts Development Finance Agency, Babson College Issue, Series 2008B (LOC: Bank of America)
2.500%, 10/01/2031	7,825	7,825
Total Variable Rate Demand Notes
(Cost $13,325)		13,325

Other Repurchase Agreements - 21.3%
Bank of America Securities Inc.
2.750% (OBFR + 0.380%), dated 05/31/2019, matures 07/05/2019, repurchase price $10,027 (collateralized by various securities: Total market value $10,500) Δ ∞	10,000	10,000
BNP Paribas SA
2.600% (OBFR + 0.230%), dated 05/31/2019, matures 06/03/2019, repurchase price $19,004 (collateralized by various securities: Total market value $19,950) Δ	19,000	19,000
2.770% (OBFR + 0.400%), dated 05/31/2019, matures 08/29/2019, repurchase price $15,104 (collateralized by various securities: Total market value $15,750) Δ ∞	15,000	15,000
Credit Suisse Securities (USA) LLC
2.520% (OBFR + 0.150%), dated 05/28/2019, matures 06/04/2019, repurchase price $35,017 (collateralized by various securities: Total market value $36,765) Δ	35,000	35,000
HSBC Securities (USA) Inc.
2.470% (OBFR + 0.100%), dated 05/31/2019, matures 06/03/2019, repurchase price $29,506 (collateralized by various securities: Total market value $30,982) Δ	29,500	29,500
ING Financial Markets LLC
2.470% (OBFR + 0.100%), dated 05/31/2019, matures 06/03/2019, repurchase price $57,012 (collateralized by various securities: Total market value $59,850) Δ	57,000	57,000
JP Morgan Securities, LLC
2.710% (1 Month LIBOR USD + 0.270%), dated 05/31/2019, matures 07/05/2019, repurchase price $15,040 (collateralized by various securities: Total market value $15,789) Δ ∞	15,000	15,000
MUFG Securities Americas, Inc.
2.470% (OBFR + 0.100%), dated 05/31/2019, matures 06/03/2019, repurchase price $33,007 (collateralized by various securities: Total market value $34,650) Δ	33,000	33,000
Societe Generale SA
2.630% (OBFR + 0.260%), dated 05/31/2019, matures 06/03/2019, repurchase price $55,012 (collateralized by various securities: Total market value $57,750) Δ	55,000	55,000
Total Other Repurchase Agreements
(Cost $268,500)		268,500

U.S. Treasury Repurchase Agreements - 0.2%
Bank of Nova Scotia
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $976 (collateralized by U.S. Treasury obligations: Total market value $995)	976	976
Credit Agricole Corporate & Investment Bank
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $1,105 (collateralized by U.S. Treasury obligations: Total market value $1,127)	1,104	1,104
Total U.S. Treasury Repurchase Agreements
(Cost $2,080)		2,080

Total Investments - 101.1%
(Cost $1,275,078)		1,275,092
Other Assets and Liabilities, Net - (1.1)%		(14,159)
Total Net Assets - 100.0%		$1,260,933

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2019.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of May 31, 2019, the value of these investments was $335,827 or 26.6% of total net assets.

«	Security purchased on a when-issued basis. On May 31, 2019, the total cost of investments purchased on a when-issued basis was $6,000 or 0.5% of total net assets.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2019, the value of these investments was $40,000 or 3.2% of total net assets.

Investment Abbreviations:
LOC	-	Letter of Credit
LIBOR	-	London Interbank Offered Rate
OBFR	-	Overnight Bank Funding Rate
SOFR	-	Secured Overnight Financing Rate
USD	-	U.S. Dollar

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2019, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$309,156	$—	$309,156
Other Repurchase Agreements	—	268,500	—	268,500
Asset Backed Commercial Paper	—	229,862	—	229,862
Non-Negotiable Time Deposits	—	190,000	—	190,000
Financial Company Commercial Paper	—	188,451	—	188,451
Other Instruments	—	37,142	—	37,142
Non-Financial Company Commercial Paper	—	36,576	—	36,576
Variable Rate Demand Notes	—	13,325	—	13,325
U.S. Treasury Repurchase Agreements	—	2,080	—	2,080
Total Investments	$—	$1,275,092	$—	$1,275,092

During the nine-month period ended May 31, 2019, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
Other	$193,500	$35,000	$40,000	$268,500
U.S. Treasury	$2,080	$—	$—	$2,080
Total Borrowings	$195,580	$35,000	$40,000	$270,580

Schedule of Investments   May 31, 2019 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Prime Obligations Fund
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 28.7%
Banco del Estado de Chile/NY
2.550%, 06/07/2019	$5,000	$5,000
2.706% (1 Month LIBOR USD + 0.270%), 07/22/2019 Δ	14,000	14,000
2.570% (1 Month LIBOR USD + 0.140%), 10/23/2019 Δ	10,000	10,000
2.576% (1 Month LIBOR USD + 0.140%), 11/22/2019 Δ	11,000	11,000
Bank of Montreal/Chicago
2.637% (1 Month LIBOR USD + 0.170%), 06/05/2019 Δ	15,000	15,000
2.740% (1 Month LIBOR USD + 0.310%), 06/26/2019 Δ	20,000	20,000
2.640% (1 Month LIBOR USD + 0.160%), 03/02/2020 Δ	15,000	15,000
2.653% (1 Month LIBOR USD + 0.170%), 04/03/2020 Δ	10,000	10,000
Bank of Nova Scotia/Houston
2.570% (1 Month LIBOR USD + 0.140%), 01/27/2020 Δ	15,000	15,000
Banque Nationale de Paris/Chicago
2.733% (1 Month LIBOR USD + 0.270%), 07/09/2019 Δ	20,000	20,000
2.587% (1 Month LIBOR USD + 0.120%), 09/09/2019 Δ	5,000	5,000
2.587% (1 Month LIBOR USD + 0.120%), 10/04/2019 Δ	10,000	10,000
Canadian Imperial Bank of Commerce/NY
2.840% (1 Month LIBOR USD + 0.410%), 12/27/2019 Δ	12,000	12,000
Commonwealth Bank of Australia/NY
2.757% (1 Month LIBOR USD + 0.290%), 06/07/2019 Δ	9,000	9,000
2.550% (1 Month LIBOR USD + 0.110%), 08/15/2019 Δ	10,000	10,000
2.583% (1 Month LIBOR USD + 0.100%), 09/03/2019 Δ	10,000	10,000
2.787% (1 Month LIBOR USD + 0.320%), 10/04/2019 Δ	10,000	10,000
2.577% (1 Month LIBOR USD + 0.110%), 10/08/2019 Δ	8,000	8,000
Cooperatieve Rabobank UA/NY
2.587% (1 Month LIBOR USD + 0.120%), 12/05/2019 Δ	16,000	16,000
Credit Agricole Corporate & Investment Bank/NY
2.597% (1 Month LIBOR USD + 0.130%), 11/07/2019 Δ	20,000	20,000
Credit Suisse/NY
2.850% (SOFR + 0.450%), 07/12/2019 Δ	7,200	7,200
2.600% (SOFR + 0.200%), 10/04/2019 Δ	15,000	15,000
2.591% (1 Month LIBOR USD + 0.140%), 10/10/2019 Δ	10,000	10,000
HSBC Bank USA NA
2.682% (3 Month LIBOR USD + 0.080%), 06/24/2019 Δ	11,000	11,002
2.647% (1 Month LIBOR USD + 0.180%), 11/08/2019 Δ	23,000	23,000
Lloyds Bank Corporate Markets/NY
2.617% (1 Month LIBOR USD + 0.150%), 09/05/2019 Δ	13,000	13,000
2.601% (1 Month LIBOR USD + 0.150%), 10/10/2019 Δ	14,000	14,000
Mitsubishi UFJ Trust & Banking Corp/NY
2.763% (1 Month LIBOR USD + 0.310%), 06/11/2019 Δ	7,000	7,000
2.603% (1 Month LIBOR USD + 0.150%), 09/11/2019 Δ	5,000	5,000
Mizuho Bank Ltd/NY
2.813% (1 Month LIBOR USD + 0.330%), 06/03/2019 Δ	15,000	15,000
2.679% (3 Month LIBOR USD + 0.090%), 07/08/2019 Δ	5,000	5,000
2.638% (1 Month LIBOR USD + 0.210%), 07/29/2019 Δ	4,000	4,000
2.590% (1 Month LIBOR USD + 0.160%), 08/27/2019 Δ	15,000	15,000
2.600% (1 Month LIBOR USD + 0.120%), 10/02/2019 Δ	9,000	9,000
2.557% (1 Month LIBOR USD + 0.120%), 11/25/2019 Δ	15,000	15,000
MUFG Bank Ltd/NY
2.657% (1 Month LIBOR USD + 0.220%), 07/24/2019 Δ	15,000	15,000
Natixis/NY
2.733% (1 Month LIBOR USD + 0.280%), 07/11/2019 Δ	20,000	20,000
Nordea Bank AB/NY
2.621% (1 Month LIBOR USD + 0.170%), 06/10/2019 Δ	10,000	10,000
2.520% (1 Month LIBOR USD + 0.090%), 08/27/2019 Δ	20,000	20,000
Royal Bank of Canada/NY
2.670% (U.S. Federal Funds Effective Rate + 0.280%), 04/24/2020 Δ	10,000	10,000
2.590% (1 Month LIBOR USD + 0.160%), 05/22/2020 Δ	10,000	10,000
State Street Bank & Trust
2.567% (1 Month LIBOR USD + 0.100%), 10/07/2019 Δ	10,000	10,000

Sumitomo Mitsui Banking Corp/NY
3.058% (3 Month LIBOR USD + 0.460%), 06/05/2019 Δ	3,000	3,000
2.803% (1 Month LIBOR USD + 0.320%), 07/03/2019 Δ	15,000	15,000
2.773% (1 Month LIBOR USD + 0.310%), 07/09/2019 Δ	6,000	6,000
2.751% (1 Month LIBOR USD + 0.300%), 07/10/2019 Δ	5,000	5,000
2.583% (1 Month LIBOR USD + 0.130%), 10/11/2019 Δ	23,000	23,000
Sumitomo Mitsui Trust/NY
2.813% (1 Month LIBOR USD + 0.330%), 07/03/2019 Δ	20,000	20,000
2.721% (1 Month LIBOR USD + 0.270%), 07/10/2019 Δ	6,000	6,000
2.550% (1 Month LIBOR USD + 0.120%), 10/23/2019 Δ	20,000	20,000
Svenska Handelsbanken/NY
2.677% (3 Month LIBOR USD + 0.080%), 10/15/2019 Δ	20,000	20,000
2.598% (1 Month LIBOR USD + 0.160%), 05/18/2020 Δ	20,000	20,000
Swedbank/NY
2.649% (3 Month LIBOR USD + 0.000%), 10/01/2019 Δ	10,000	10,000
Toronto Dominion Bank/NY
2.570%, 07/22/2019	15,000	15,000
UBS AG of Stamford, CT
2.569% (1 Month LIBOR USD + 0.120%), 08/14/2019 Δ	24,000	24,000
Wells Fargo Bank NA
2.663% (1 Month LIBOR USD + 0.180%), 07/10/2019 Δ	10,000	10,000
2.603% (1 Month LIBOR USD + 0.150%), 11/08/2019 Δ	20,000	20,000
2.647% (1 Month LIBOR USD + 0.180%), 04/08/2020 Δ	7,000	7,000
2.631% (1 Month LIBOR USD + 0.180%), 06/08/2020 Δ	12,000	12,000
Westpac Banking Corp/NY
2.670% (U.S. Federal Funds Effective Rate + 0.280%), 02/21/2020 Δ	20,000	20,000
Total Certificates of Deposit
(Cost $764,202)		764,202

Non-Negotiable Time Deposits - 18.3%
Canadian Imperial Bank of Commerce - Georgetown, Cayman Islands Branch
2.330%, 06/03/2019	100,000	100,000
Credit Agricole Corporate and Investment Bank, New York Branch
2.340%, 06/03/2019	60,595	60,595
DNB Bank ASA, Cayman Islands Branch
2.310%, 06/03/2019	130,000	130,000
Natixis SA, Cayman Islands Branch
2.350%, 06/03/2019	110,000	110,000
Skandinaviska Enskilda Banken AB, New York Branch
2.310%, 06/03/2019	85,000	85,000
Total Non-Negotiable Time Deposits
(Cost $485,595)		485,595

Asset Backed Commercial Paper - 16.1%
Alpine Securitization LLC
2.620%, 07/08/2019 ■	20,000	20,000
2.524%, 07/31/2019 ■	5,000	4,980
Atlantic Asset Securitization LLC
3.015%, 06/12/2019 ■	10,000	9,992
CAFCO LLC
2.532%, 11/12/2019 ■	20,000	19,775
Chariot Funding LLC
2.435%, 06/20/2019 ■	15,000	14,983
2.640% (1 Month LIBOR USD + 0.210%), 09/26/2019 Δ ■	15,000	15,000
Fairway Finance Corp
2.536% (1 Month LIBOR USD + 0.100%), 08/22/2019 Δ ■	10,000	10,000
2.580% (1 Month LIBOR USD + 0.100%), 10/02/2019 Δ ■	25,000	24,999
2.577% (1 Month LIBOR USD + 0.110%), 12/09/2019 Δ ■	10,000	10,000
Kells Funding LLC
2.556%, 06/27/2019	15,000	14,975
2.506%, 08/21/2019	6,000	5,967
2.495%, 08/22/2019	15,000	14,917
2.497%, 08/26/2019	20,000	19,884
2.519%, 08/29/2019	7,000	6,958
Liberty Street Funding LLC
2.556%, 06/10/2019 ■	10,000	9,995

Longship Funding LLC
2.552%, 07/01/2019 ■	15,000	14,970
2.496%, 07/08/2019 ■	27,000	26,935
2.547%, 08/12/2019 ■	10,000	9,951
Manhattan Asset Funding Co
2.422%, 06/05/2019 ■	12,671	12,669
2.457%, 07/09/2019 ■	10,000	9,976
2.484%, 08/20/2019 ■	10,000	9,946
Nieuw Amsterdam Recievables
2.565%, 07/02/2019 ■	6,500	6,487
2.566%, 07/05/2019 ■	7,500	7,483
2.500%, 08/01/2019 ■	28,000	27,886
2.515%, 08/12/2019 ■	10,000	9,951
Old Line Funding LLC
2.720% (1 Month LIBOR USD + 0.280%), 07/15/2019 Δ ■	25,000	25,000
2.591% (1 Month LIBOR USD + 0.150%), 08/19/2019 Δ ■	20,000	20,000
2.603% (1 Month LIBOR USD + 0.120%), 11/08/2019 Δ ■	6,000	6,000
Starbird Funding Corp
3.015%, 06/03/2019 ■	5,000	5,000
3.015%, 06/04/2019 ■	5,000	5,000
Thunder Bay Funding LLC
2.720% (1 Month LIBOR USD + 0.280%), 07/15/2019 Δ ■	25,000	25,000
2.480%, 07/16/2019 ■	3,631	3,620
Total Asset Backed Commercial Paper
(Cost $428,299)		428,299

Financial Company Commercial Paper - 13.7%
ANZ New Zealand International Ltd
2.616% (3 Month LIBOR USD + 0.040%), 02/03/2020 Δ ■	23,000	23,000
ASB Finance Ltd/London
2.653% (3 Month LIBOR USD + 0.070%), 01/31/2020 Δ ■	10,000	10,001
Banco del Estado de Chile/NY
2.710%, 07/08/2019 ■	13,000	12,966
Bank of Nova Scotia
2.767% (1 Month LIBOR USD + 0.300%), 10/04/2019 Δ ■	20,000	20,000
2.588% (1 Month LIBOR USD + 0.160%), 05/27/2020 Δ ■	10,000	10,000
CA Imperial Bank of Commerce
2.580% (1 Month LIBOR USD + 0.150%), 02/27/2020 Δ ■	15,000	15,000
CDP Financial Inc
2.547%, 10/01/2019 ■	5,000	4,958
Commonwealth Bank of Australia
2.609% (1 Month LIBOR USD + 0.180%), 08/30/2019 Δ ■	2,600	2,599
HSBC Bank PLC
2.577% (1 Month LIBOR USD + 0.110%), 09/06/2019 Δ ■	25,000	25,000
HSBC USA Inc
2.650% (1 Month LIBOR USD + 0.170%), 02/03/2020 Δ ■	20,000	20,000
ING (US) Funding LLC
2.757% (1 Month LIBOR USD + 0.290%), 07/08/2019 Δ	20,000	20,000
JP Morgan Securities, LLC
2.577% (1 Month LIBOR USD + 0.140%), 01/24/2020 Δ	15,000	15,000
Lloyds Bank PLC
2.912%, 06/04/2019	5,000	5,000
2.726% (3 Month LIBOR USD + 0.130%), 07/03/2019 Δ	16,000	16,000
Macquarie Bank Ltd
2.923%, 06/03/2019 ■	10,000	10,000
MUFG Bank LTD/NY
2.506%, 10/28/2019	5,000	4,949
National Australia Bank Ltd
2.650% (1 Month LIBOR USD + 0.170%), 04/02/2020 Δ ■	15,000	15,000
2.621% (1 Month LIBOR USD + 0.170%), 05/08/2020 Δ ■	10,000	10,000
National Rural Utilities
2.402%, 06/10/2019	5,000	4,998
2.412%, 06/11/2019	16,000	15,991
Ontario Teachers' Finance Trust
2.868%, 06/04/2019 ■	12,000	11,999
2.706%, 09/24/2019 ■	20,000	19,833

Suncorp Metway Ltd
2.623%, 07/01/2019 ■	15,000	14,970
2.577%, 07/09/2019 ■	1,500	1,496
2.628%, 11/18/2019 ■	20,000	19,758
2.563%, 11/20/2019 ■	5,000	4,940
Toronto Dominion Bank
2.583% (1 Month LIBOR USD + 0.130%), 12/12/2019 Δ ■	20,000	20,000
UBS AG London
2.578% (1 Month LIBOR USD + 0.140%), 11/18/2019 Δ ■	10,000	10,000
Total Financial Company Commercial Paper
(Cost $363,458)		363,458

Other Instruments - 2.2%
Bank of America NA
2.690%, 08/15/2019	20,000	20,000
2.581% (1 Month LIBOR USD + 0.130%), 01/10/2020 Δ	15,000	15,000
ING Bank NV
1.650%, 08/15/2019 ■	7,000	6,986
Macquarie Bank Ltd
2.600%, 06/24/2019 ■	1,250	1,250
UBS AG of Stamford, CT
2.375%, 08/14/2019	16,253	16,245
Total Other Instruments
(Cost $59,481)		59,481

Non-Financial Company Commercial Paper - 1.6%
Toyota Credit Canada Inc
2.670% (1 Month LIBOR USD + 0.230%), 07/10/2019 Δ	10,000	10,000
2.607% (1 Month LIBOR USD + 0.140%), 11/29/2019 Δ	20,000	20,000
Toyota Motor Finance Netherlands BV
2.590%, 02/25/2020 «	12,000	12,000
Total Non-Financial Company Commercial Paper
(Cost $42,000)		42,000

Variable Rate Demand Note # - 0.5%
Mayor and City Council of Baltimore, Maryland, Baltimore City Parking System Facilities, Series 2008 (LOC: Bank of America)
2.410%, 07/01/2032
(Cost $14,300)	14,300	14,300

Other Repurchase Agreements - 17.6%
Bank of America Securities Inc.
2.690% (OBFR + 0.320%), dated 05/31/2019, matures 09/03/2019, repurchase price $25,177 (collateralized by various securities: Total market value $26,250) Δ ∞	25,000	25,000
BNP Paribas SA
2.600% (OBFR + 0.230%), dated 05/31/2019, matures 06/03/2019, repurchase price $47,010 (collateralized by various securities: Total market value $49,351) Δ	47,000	47,000
2.770% (OBFR + 0.400%), dated 05/31/2019, matures 08/29/2019, repurchase price $17,118 (collateralized by various securities: Total market value $17,850) Δ ∞	17,000	17,000
Credit Suisse Securities (USA) LLC
2.520% (OBFR + 0.150%), dated 05/28/2019, matures 06/04/2019, repurchase price $40,020 (collateralized by various securities: Total market value $42,018) Δ	40,000	40,000
2.740% (1 Month LIBOR USD + 0.300%), dated 05/31/2019, matures 07/05/2019, repurchase price $18,048 (collateralized by various securities: Total market value $18,904) Δ ∞	18,000	18,000
HSBC Securities (USA) Inc.
2.570% (OBFR + 0.200%), dated 05/31/2019, matures 06/03/2019, repurchase price $26,006 (collateralized by various securities: Total market value $27,306) Δ	26,000	26,000
ING Financial Markets LLC
2.470% (OBFR + 0.100%), dated 05/31/2019, matures 06/03/2019, repurchase price $64,013 (collateralized by various securities: Total market value $67,197) Δ	64,000	64,000
JP Morgan Securities, LLC
2.710% (1 Month LIBOR USD + 0.270%), dated 05/31/2019, matures 07/05/2019, repurchase price $30,079 (collateralized by various securities: Total market value $31,579) Δ ∞	30,000	30,000

MUFG Securities Americas, Inc.
2.470% (OBFR + 0.100%), dated 05/31/2019, matures 06/03/2019, repurchase price $73,015 (collateralized by various securities: Total market value $76,650) Δ	73,000	73,000
Societe Generale SA
2.630% (OBFR + 0.260%), dated 05/31/2019, matures 06/03/2019, repurchase price $127,028 (collateralized by various securities: Total market value $133,351) Δ	127,000	127,000
Total Other Repurchase Agreements
(Cost $467,000)		467,000

U.S. Treasury Repurchase Agreements - 1.7%
Bank of Nova Scotia
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $21,822 (collateralized by U.S. Treasury obligations: Total market value $22,254)	21,818	21,818
Credit Agricole Corporate & Investment Bank
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $24,704 (collateralized by U.S. Treasury obligations: Total market value $25,193)	24,699	24,699
Total U.S. Treasury Repurchase Agreements
(Cost $46,517)		46,517

Total Investments - 100.4%
(Cost $2,670,852)		2,670,852
Other Assets and Liabilities, Net - (0.4)%		(11,855)
Total Net Assets - 100.0%		$2,658,997

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2019.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of May 31, 2019, the value of these investments was $655,354 or 24.6% of total net assets.

«	Security purchased on a when-issued basis. On May 31, 2019, the total cost of investments purchased on a when-issued basis was $12,000 or 0.5% of total net assets.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2019, the value of these investments was $90,000 or 3.4% of total net assets.

Investment Abbreviations:
LOC -	Letter of Credit
LIBOR -	London Interbank Offered Rate
OBFR -	Overnight Bank Funding Rate
SOFR -	Secured Overnight Financing Rate
USD -	U.S. Dollar

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2019, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$764,202	$—	$764,202
Non-Negotiable Time Deposits	—	485,595	—	485,595
Other Repurchase Agreements	—	467,000	—	467,000
Asset Backed Commercial Paper	—	428,299	—	428,299
Financial Company Commercial Paper	—	363,458	—	363,458
Other Instruments	—	59,481	—	59,481
U.S. Treasury Repurchase Agreements	—	46,517	—	46,517
Non-Financial Company Commercial Paper	—	42,000	—	42,000
Variable Rate Demand Note	—	0	—	0
Total Investments	$—	$2,656,552	$—	$2,656,552

During the nine-month period ended May 31, 2019, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Over 91 Days	Total
Repurchase Agreements
Other	$337,000	$40,000	$65,000	$25,000	$467,000
U.S. Treasury	46,517	—	—	—	46,517
Total Borrowings	$383,517	$40,000	$65,000	$25,000	$513,517

Schedule of Investments May 31, 2019 (unaudited), all dollars rounded to thousands (000 omitted)

Retail Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >
Variable Rate Demand Notes # - 63.9%
Arizona - 2.6%
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, 2008 Series A (LOC: JPMorgan Chase Bank)
1.450%, 07/01/2035	$9,000	$9,000

Colorado - 1.6%
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
1.340%, 07/01/2027	5,600	5,600

Connecticut - 2.4%
State of Connecticut Health and Educational Facilities Authority, Greenwich Hospital Issue, Series C (LOC: Bank of America)
1.400%, 07/01/2026	8,375	8,375

District of Columbia - 0.5%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
1.410%, 01/01/2033	1,855	1,855

Florida - 1.1%
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
1.340%, 10/01/2026	3,800	3,800

Illinois - 19.9%
Illinois Education Facilities Authority, Newberry Library, Series 1988 (LOC: Northern Trust Company)
1.450%, 03/01/2028	1,035	1,035
Illinois Finance Authority, Elmhurst Memorial Healthcare, Series 2008D (LOC: Bank of America)
1.370%, 01/01/2048	5,000	5,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
1.380%, 02/01/2035	12,100	12,100
Illinois Finance Authority, Steppenwolf Theatre Company Project, Series 2019 (LOC: Northern Trust Company)
1.430%, 03/01/2049	18,000	18,000
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank)
1.450%, 08/01/2028	9,410	9,410
Illinois Housing Development Authority, Multi-Family Housing Revenue Bonds, Series 2008 (GTD: FHLMC)
1.580%, 08/01/2038	7,145	7,145
University of Illinois Health Services Facilities System Revenue Bonds, Series 1997B (LOC: Wells Fargo Bank)
1.450%, 10/01/2026	6,700	6,700
University of Illinois, UIC South Campus Development Project Revenue Refunding Bonds, Series 2008 (LOC: JPMorgan Chase Bank)
1.450%, 01/15/2022	10,235	10,235
		69,625
Indiana - 0.1%
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009C (LOC: Sumitomo Mitsui Banking Corp.)
1.430%, 11/01/2039	395	395

Kentucky - 1.5%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2013C (LOC: PNC Bank)
1.430%, 10/01/2043	5,350	5,350

Louisiana - 4.3%
Louisiana Public Facilities Authority, CHRISTUS Health, Series 2009B-3 (LOC: Bank of New York Mellon)
1.400%, 07/01/2047	3,125	3,125
Parish of St. James, Louisiana, Nustar Logistics, L.P. Project, Series 2010B (LOC: Bank of Tokyo)
1.470%, 12/01/2040	12,070	12,070
		15,195
Maryland - 1.7%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
1.400%, 07/01/2034	5,800	5,800

Minnesota - 5.9%
City of Minnetonka, The Cliffs at Ridgedale, Series 1995 (GTD: FNMA)
1.500%, 09/15/2025	8,150	8,150
Minneapolis and St. Paul Minnesota Housing and Redevelopment Authority, Allina Health C1 (LOC: Wells Fargo Bank)
1.400%, 11/15/2034	4,125	4,125
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q
1.530%, 03/01/2033	5,110	5,110
Minnesota Higher Education Facilities Authority, Macalester College, Series Three-Z
1.550%, 03/01/2024	3,400	3,400
		20,785
Mississippi - 1.1%
Mississippi Business Finance Corporation, Chevron USA Inc. Project, Series 2007C
2.200%, 12/01/2030	2,375	2,375
Mississippi Business Finance Corporation, Chevron USA Inc. Project, Series 2010G
2.200%, 11/01/2035	380	380
Mississippi Business Finance Corporation, Coast Electric Power Association, National Rural Utilities Cooperative Finance Corp.
1.900%, 05/01/2037	1,000	1,000
		3,755
Nevada - 0.7%
Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 2008D-1 (LOC: Sumitomo Mitsui Bank)
1.380%, 07/01/2036	2,585	2,585

Ohio - 5.9%
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
1.420%, 06/01/2031	10,590	10,590

City of Middletown, Ohio, Hospital Facilities, Atrium Medical Center Obligated Group, Series 2008A (LOC: PNC Bank)
1.430%, 11/15/2039	9,925	9,925
		20,515
Pennsylvania - 0.6%
Township of Derry Industrial and Commercial Development Authority, Arena Project, Hershey, Pennsylvania, Series A of 2000 (LOC: PNC Bank)
1.430%, 11/01/2030	2,185	2,185

Tennessee - 1.3%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series V-C-1 (LOC: Smartbank)(GTD: FHLB)
1.450%, 06/01/2025	4,480	4,480

Texas - 4.0%
Tarrant County Cultural Education Facilities Finance Corp, Methodist Hospitals of Dallas Project, Series 2008A (LOC: TD Bank)
2.200%, 10/01/2041	13,825	13,825

Virginia - 4.2%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series, 2003B
1.400%, 02/15/2038	7,430	7,430
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (GTD: FHLMC)
1.430%, 04/01/2048	7,200	7,200
		14,630
Washington - 0.9%
Washington State Housing Finance Commission, Living Care Centers Project, Series 2000 (LOC: Wells Fargo Bank)
1.350%, 10/01/2030	3,035	3,035

Wyoming - 3.6%
Uinta County, Wyoming, Chevron USA Inc. Project, Series 1993
2.200%, 08/15/2020	12,690	12,690
Total Variable Rate Demand Notes
(Cost $223,480)		223,480

Non-Financial Company Commercial Paper - 16.8%
County of Montgomery, Maryland
1.400%, 07/18/2019	9,000	9,000
Massachusetts Health and Educational Facilities Authority
1.750%, 10/02/2019	1,500	1,500
Miami-Dade County, Florida, Water & Sewer System (LOC: Sumitomo Mitsui Banking Corp.)
1.490%, 08/14/2019	6,000	6,000
Private Colleges & University Authority, Georgia
1.700%, 08/01/2019	15,311	15,311
Texas Tech University
1.680%, 08/09/2019	13,000	13,000
University of Texas
1.700%, 08/02/2019	14,000	14,000
Total Non-Financial Company Commercial Paper		58,811
(Cost $58,811)

Other Municipal Security - 4.8%
State of Texas, Tax and Revenue Anticipation Notes, Series 2018
4.000%, 08/29/2019	16,800	16,891
(Cost $16,891)

Tender Option Bonds - 14.3%
Tender Option Bond Trust Floaters, Series 2018 - XF2692
1.440%, 07/01/2042 # ■	4,190	4,190
Tender Option Bond Trust Floaters, Series 2018 - XF2703
1.450%, 12/01/2046 # ■	4,000	4,000
Tender Option Bond Trust Floaters, Series 2018 - XM0694
1.450%, 08/01/2042 # ■	4,985	4,985
Tender Option Bond Trust Floaters, Series 2019 - E-130 (LOC: Royal Bank of Canada)
1.450%, 01/29/2025 # ■	10,000	10,000
Tender Option Bond Trust Floaters, Series 2019 - G108 (LOC: Royal Bank of Canada)
1.450%, 02/01/2031 # ■	4,750	4,750
Tender Option Bond Trust Floaters, Series 2019 - G109 (LOC: Royal Bank of Canada)
1.620% (SIFMA Municipal Swap Index + 0.200%), 10/01/2040 ■ Δ	7,670	7,670
Tender Option Bond Trust Floaters, Series 2019 - G110 (LOC: Royal Bank of Canada)
1.600% (SIFMA Municipal Swap Index + 0.180%), 10/01/2036 ■ Δ	7,000	7,000
Tender Option Bond Trust Floaters, Series 2019 - ZF2777
1.440%, 09/15/2026 # ■	7,500	7,500
Total Tender Option Bonds		50,095
(Cost $50,095)

Total Investments - 99.8%
(Cost $349,277)		349,277
Other Assets and Liabilities, Net - 0.2%		666
Total Net Assets - 100.0%		$349,943

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

#	Adjustable Rate Security - The rate is determined by the Remarketing Agent.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of May 31, 2019, the value of these investments was $50,095 or 14.3% of total net assets.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2019.

Investment Abbreviations:
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Association
FNMA	-	Federal National Mortgage Association
GTD	-	Guaranteed
LOC	-	Letter of Credit
SIFMA	-	Securities Industry and Financial Markets Association

Summary of Fair Value Exposure

United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3	-	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2019, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Variable Rate Demand Notes	$—	$223,480	$—	$223,480
Non-Financial Commercial Paper	—	58,811	—	58,811
Other Municipal Security	—	16,891	—	16,891
Tender Option Bonds	—	50,095	—	50,095
Total Investments	$—	$349,277	$—	$349,277

During the nine-month period ended May 31, 2019, there were no transfers between fair value levels, and the fund’s portfolio did not hold any securities deemed to be Level 3.

Schedule of Investments May 31, 2019 (unaudited), all dollars rounded to thousands (000 omitted)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 34.8%
U.S. Treasury Bills >
0.599%, 06/04/2019	$300,000	$299,980
1.206%, 06/06/2019	100,000	99,980
1.838%, 06/13/2019	100,000	99,934
2.107%, 06/20/2019	175,000	174,795
2.199%, 07/09/2019	50,000	49,881
2.343%, 10/31/2019	125,000	123,755
2.338%, 11/07/2019	50,000	49,480
2.264%, 11/29/2019	175,000	172,997
U.S. Treasury Notes
1.375%, 07/31/2019	120,000	119,786
1.625%, 07/31/2019	35,000	34,952
2.384% (3 Month U.S. Treasury Money Market Yield + 0.060%), 07/31/2019 Δ	400,000	400,002
1.000%, 10/15/2019	70,000	69,563
2.372% (3 Month U.S. Treasury Money Market Yield + 0.048%), 10/31/2019 Δ	335,000	335,009
1.000%, 11/15/2019	150,000	148,854
3.375%, 11/15/2019	100,000	100,377
1.125%, 12/31/2019	125,000	124,071
2.324% (3 Month U.S. Treasury Money Market Yield + 0.000%), 01/31/2020 Δ	230,000	229,966
2.357% (3 Month U.S. Treasury Money Market Yield + 0.033%), 04/30/2020 Δ	600,000	600,019
2.367% (3 Month U.S. Treasury Money Market Yield + 0.043%), 07/31/2020 Δ	410,000	410,005
2.369% (3 Month U.S. Treasury Money Market Yield + 0.045%), 10/31/2020 Δ	480,000	479,718
2.439% (3 Month U.S. Treasury Money Market Yield + 0.115%), 01/31/2021 Δ	625,000	624,797
2.488% (3 Month U.S. Treasury Money Market Yield + 0.139%), 04/30/2021 Δ	280,000	280,022
Total U.S. Treasury Debt
(Cost $5,027,943)		$5,027,943

U.S. Treasury Repurchase Agreements - 66.5%
Bank of America Securities Inc.
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $150,031 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
Bank of Nova Scotia
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $645,225 (collateralized by U.S. Treasury obligations: Total market value $657,994)	645,092	645,092
Barclays Capital Inc.
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $100,021 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
BNP Paribas SA
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $200,041 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.500%, dated 05/31/2019, matures 06/03/2019, repurchase price $100,021 (collateralized by U.S. Treasury obligations: Total market value $102,679)	100,000	100,000
2.420%, dated 05/6/2019, matures 06/06/2019, repurchase price $100,208 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
2.400%, dated 05/13/2019, matures 06/13/2019, repurchase price $100,207 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
2.420%, dated 05/08/2019, matures 07/08/2019, repurchase price $602,460 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
2.450%, dated 04/25/2019, matures 07/25/2019, repurchase price $100,619 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
2.450%, dated 04/22/2019, matures 07/22/2019, repurchase price $201,239 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Credit Agricole Corporate & Investment Bank
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $730,444 (collateralized by U.S. Treasury obligations: Total market value $744,899)	730,293	730,293
2.370%, dated 05/22/2019, matures 06/05/2019, repurchase price $75,069 (collateralized by U.S. Treasury obligations: Total market value $76,500)	75,000	75,000
2.420%, dated 04/12/2019, matures 06/12/2019, repurchase price $50,205 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
2.430%, dated 05/08/2019, matures 07/09/2019, repurchase price $251,046 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
2.430%, dated 04/10/2019, matures 07/10/2019, repurchase price $100,614 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
2.440%, dated 05/06/2019, matures 07/08/2019, repurchase price $251,068 (collateralized by U.S. Treasury obligations: Total market value $255,000)	250,000	250,000
Fixed Income Clearing Corp
2.250%, dated 05/31/2019, matures 06/03/2019, repurchase price $200,038 (collateralized by U.S. Treasury obligations: Total market value $204,001)	200,000	200,000
2.270%, dated 05/31/2019, matures 06/03/2019, repurchase price $200,038 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $350,073 (collateralized by U.S. Treasury obligations: Total market value $357,000)	350,000	350,000
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $725,150 (collateralized by U.S. Treasury obligations: Total market value $739,505)	725,000	725,000
HSBC Securities (USA) Inc.
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $150,031 (collateralized by U.S. Treasury obligations: Total market value $153,032)	150,000	150,000
2.400%, dated 05/28/2019, matures 06/04/2019, repurchase price $200,093 (collateralized by U.S. Treasury obligations: Total market value $204,082)	200,000	200,000
2.470%, dated 05/30/2019, matures 06/06/2019, repurchase price $275,132 (collateralized by U.S. Treasury obligations: Total market value $280,577)	275,000	275,000

ING Financial Markets LLC
2.400%, dated 05/28/2019, matures 06/04/2019, repurchase price $50,023 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
2.380%, dated 05/22/2019, matures 06/05/2019, repurchase price $50,046 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
2.410%, dated 05/20/2019, matures 06/20/2019, repurchase price $200,415 (collateralized by U.S. Treasury obligations: Total market value $204,001) ∞	200,000	200,000
JP Morgan Securities, LLC
2.410% (SOFR + 0.010%), dated 05/31/2019, matures 06/30/2019, repurchase price $75,151 (collateralized by U.S. Treasury obligations: Total market value $76,521) Δ	75,000	75,000
MUFG Securities Canada
2.490%, dated 05/31/2019, matures 06/03/2019, repurchase price $1,050,218 (collateralized by U.S. Treasury obligations: Total market value $1,071,222)	1,050,000	1,050,000
RBC Dominion Securities Inc.
2.200%, dated 05/31/2019, matures 06/03/2019, repurchase price $200,037 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $700,145 (collateralized by U.S. Treasury obligations: Total market value $714,000)	700,000	700,000
2.430%, dated 04/10/2019, matures 07/10/2019, repurchase price $201,229 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
2.390%, dated 05/24/2019, matures 07/24/2019, repurchase price $100,405 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Societe Generale SA
2.390% (OBFR + 0.020%), dated 05/31/2019, matures 06/07/2019, repurchase price $800,372 (collateralized by U.S. Treasury obligations: Total market value $816,000) Δ	800,000	800,000
Societe Generale/NY
2.420%, dated 05/16/2019, matures 06/17/2019, repurchase price $150,323 (collateralized by U.S. Treasury obligations: Total market value $153,000) ∞	150,000	150,000
TD Securities (USA) LLC
2.480%, dated 05/31/2019, matures 06/03/2019, repurchase price $200,041 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Total U.S. Treasury Repurchase Agreements
(Cost $9,625,385)		$9,625,385

Total Investments - 101.3%
(Cost $14,653,328)		$14,653,328
Other Assets and Liabilities, Net - (1.3)%		(188,005)
Total Net Assets - 100.0%		$14,465,323

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

⊗	Rate shown is effective yield as of May 31, 2019.
Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2019.
∞	Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of May 31, 2019, the value of these investments was $350,000 or 2.4% of total net assets.

Investment Abbreviations:
OBFR -	Overnight Bank Funding Rate
SOFR -	Secured Overnight Financing Rate

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2019, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Repurchase Agreements	$—	$9,625,385	$—	$9,625,385
U.S. Treasury Debt	—	5,027,943	—	5,027,943
Total Investments	$—	$14,653,328	$—	$14,653,328

During the nine-month period ended May 31, 2019, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Certain Transfers Accounted for as Secured Borrowings

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	31-90 Days	Total
Repurchase Agreements
U.S. Treasury	$5,700,385	$2,125,000	$1,800,000	$9,625,385
Total Borrowings	$5,700,385	$2,125,000	$1,800,000	$9,625,385

Schedule of Investments   May 31, 2019 (unaudited), all dollars rounded to thousands (000 omitted)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
U.S. Treasury Debt - 111.1%
U.S. Treasury Bills ⊗
0.582%, 06/04/2019	$185,386	$185,374
1.218%, 06/06/2019	69,458	69,444
1.730%, 06/11/2019	145,797	145,720
1.838%, 06/13/2019	144,630	144,534
1.963%, 06/18/2019	258,989	258,735
1.932%, 06/20/2019	44,712	44,664
2.032%, 06/25/2019	229,065	228,742
2.036%, 07/02/2019	100,000	99,819
2.096%, 07/05/2019	17,101	17,066
2.175%, 07/16/2019	35,000	34,903
2.177%, 07/23/2019	30,000	29,904
2.174%, 07/30/2019 «	70,000	69,746
2.269%, 08/08/2019	947	943
2.239%, 08/29/2019	20,000	19,888
U.S. Treasury Notes
1.375%, 07/31/2019	40,000	39,930
2.384% (3 Month U.S. Treasury Money Market Yield + 0.060%), 07/31/2019 Δ	25,000	25,001
1.000%, 10/15/2019	3,000	2,981
2.372% (3 Month U.S. Treasury Money Market Yield + 0.048%), 10/31/2019 Δ	16,306	16,308
1.000%, 11/15/2019	5,000	4,962
2.324% (3 Month U.S. Treasury Money Market Yield + 0.000%), 01/31/2020 Δ	58,513	58,508
2.357% (3 Month U.S. Treasury Money Market Yield + 0.033%), 04/30/2020 Δ	47,306	47,307
2.367% (3 Month U.S. Treasury Money Market Yield + 0.043%), 07/31/2020 Δ	30,997	30,990
2.369% (3 Month U.S. Treasury Money Market Yield + 0.045%), 10/31/2020 Δ	63,409	63,368
2.439% (3 Month U.S. Treasury Money Market Yield + 0.115%), 01/31/2021 Δ	61,247	61,227
2.488% (3 Month U.S. Treasury Money Market Yield + 0.139%), 04/30/2021 Δ	18,000	18,002
Total U.S. Treasury Debt
(Cost $1,718,066)		1,718,066

Total Investments - 111.1%
(Cost $1,718,066)		1,718,066
Other Assets and Liabilities, Net - (11.1)%		(172,072)
Total Net Assets - 100.0%		$1,545,994

>	Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2019, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.

⊗	Rate shown is effective yield as of May 31, 2019.
«	Security purchased on a when-issued basis. On May 31, 2019, the total cost of investments purchased on a when-issued basis was $69,746 or 4.5% of total net assets.
Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2019.

Summary of Fair Value Exposure

United States generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 - Significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments).

The fair value levels are not necessarily an indication of the risk associated with investing in these securities.

As of May 31, 2019, the fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$1,718,066	$—	$1,718,066
Total Investments	$—	$1,718,066	$—	$1,718,066

During the nine-month period ended May 31, 2019, there were no transfers between fair value levels, and the fund's portfolio did not hold any securities deemed to be Level 3.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed here with.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 29, 2019

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 29, 2019